UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice   Minneapolis, MN     August 15, 2011
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             45
Form 13F Information Table Value Total:       $703,182
                                           (thousands)

List of Other Included Managers:

NONE

     FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6     COLUMN 7  COLUMN 8
                               TITLE OF               VALUE              SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      CLASS        CUSIP     (x$1000)  AMOUNT   PRN  CALL  DISCRETION    MANAGERS SOLE   SHARED  NONE
A123 SYS INC                   NOTE 3.750%  03739TAA6    4550   5000000  PRN        SOLE
ACCURIDE CORP NEW              COM NEW      00439T206    6749    534362  SH         SOLE                   534362
ANADARKO PETE CORP             COM          032511107    1535     20000  SH         SOLE                    20000
BANK OF AMERICA CORPORATION    CALL         060505904   16440   1500000  SH   CALL  SOLE
BROOKDALE SR LIVING INC        NOTE 2.750%  112463AA2    1032   1000000  PRN        SOLE
CANADIAN NAT RES LTD           COM          136385101    1088     26000  SH         SOLE                    26000
CENOVUS ENERGY INC             COM          15135U109     753     20000  SH         SOLE                    20000
CHEMTURA CORP                  COM NEW      163893209    3987    219085  SH         SOLE                   219085
CHINA MED TECHNOLOGIES INC     NOTE 4.000%  169483AC8    3895   5500000  PRN        SOLE
CHINA MED TECHNOLOGIES INC     NOTE 6.250%  169483AE4    2969   4000000  PRN        SOLE
CHINA MED TECHNOLOGIES INC     PUT          169483954     638     82800  SH   PUT   SOLE                    82800
CINCINNATI BELL INC NEW        COM          171871106    3445   1037613  SH         SOLE                  1037613
CITIGROUP INC                  CALL         172967904   20820    500000  SH   CALL  SOLE
CONOCOPHILLIPS                 CALL         20825C904   11279    150000  SH   CALL  SOLE
DELL INC                       CALL         24702R901   16670   1000000  SH   CALL  SOLE
DELTA AIR LINES INC DEL        COM NEW      247361702    3347    365000  SH         SOLE                   365000
DIAMOND OFFSHORE DRILLING IN   COM          25271C102    2814     39961  SH         SOLE                    39961
EASTMAN KODAK CO               NOTE 7.000%  277461BJ7   16980  19500000  PRN        SOLE
ENERGY PARTNERS LTD            COM NEW      29270U303   12406    837658  SH         SOLE                   837658
GENERAL MTRS CO                COM          37045V100    5768    190000  SH         SOLE                   190000
GLOBAL INDS LTD                DBCV 2.750%  379336AE0    3661   5000000  PRN        SOLE
GOODYEAR TIRE & RUBR CO        COM          382550101    2688    160300  SH         SOLE                   160300
HARTFORD FINL SVCS GROUP INC   CALL         416515904   28211   1069800  SH   CALL  SOLE
HARTFORD FINL SVCS GROUP INC   *W EXP 06/2  416515120     443     24800  SH         SOLE
INVACARE CORP                  SDCV 4.125%  461203AD3   10022   7000000  PRN        SOLE
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100    8687    225519  SH         SOLE                   225519
NEXEN INC                      COM          65334H102    1512     67200  SH         SOLE                    67200
NORTHERN OIL & GAS INC NEV     COM          665531109    1108     50000  SH         SOLE                    50000
NORTHERN OIL & GAS INC NEV     PUT          665531959    4430    200000  SH   PUT   SOLE                   200000
OMNICARE INC                   NOTE 3.750%  681904AN8   13388  10000000  PRN        SOLE
PATRIOT COAL CORP              COM          70336T104     617     27700  SH         SOLE                    27700
PDL BIOPHARMA INC              NOTE 3.750%  69329YAC8     489    500000  PRN        SOLE
PFIZER INC                     CALL         717081903   22672   1100600  SH   CALL  SOLE
RADIOSHACK CORP                CALL         750438903    6655    500000  SH   CALL  SOLE
SANDISK CORP                   NOTE 1.500%  80004CAD3    5328   5000000  PRN        SOLE
SMITH & WESSON HLDG CORP       COM          831756101    3241   1080260  SH         SOLE                  1080260
SPDR GOLD TRUST                CALL         78463V907   29200    200000  SH   CALL  SOLE
SPDR S&P 500 ETF TR            PUT          78462F953  387993   2940000  SH   PUT   SOLE                  2940000
STRATEGIC HOTELS & RESORTS I   COM          86272T106    9094   1284523  SH         SOLE                  1284523
SUNCOR ENERGY INC NEW          CALL         867224907    3910    100000  SH   CALL  SOLE
SUNCOR ENERGY INC NEW          COM          867224107    1056     27000  SH         SOLE                    27000
SYMANTEC CORP                  CALL         871503908   14790    750000  SH   CALL  SOLE
UNITED CONTL HLDGS INC         COM          910047109    3734    165000  SH         SOLE                   165000
VANTAGE DRILLING COMPANY       ORD SHS      G93205113    2569   1411564  SH         SOLE                  1411564
WESTLAKE CHEM CORP             COM          960413102     519     10000  SH         SOLE                    10000